Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories

9.Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value (it is the estimated selling price in the normal course of business, less estimated completion costs and estimated costs necessary to make the sale). The cost of finished and under construction products comprises direct materials, direct labor and an adequate proportion of variable and fixed overheads, the latter being allocated based on normal operational capacity. Costs are assigned to individual inventory items based on weighted average costs.

The provision for obsolete inventories is made for the risks associated with the realization and sale of inventories due to obsolescence and measured at the net realizable value or the cost, whichever is less.

	December 31, 2020	December 31, 2019

Finished goods	560,028	457,447
Spare parts and accessories	219,831	236,347
Raw material	118,319	55,347
Warehouse and other	30,279	31,287
Fuels and lubricants	6,807	6,894
	935,264	787,322